Consolidated Statements of Comprehensive Income (Unaudited) (Parenthetical) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Net deferred gain (losses) on derivative-hedging activities, tax	$ (2)	$ (10)	$ 1	$ (18)
Changes in unrealized net gains (losses) on investment securities, tax	3	9	(4)	28
Changes in net unrecognized pension and other postretirement benefit costs, tax		2		(8)
Net derivative (gains) losses-hedging activities, tax	(2)	(3)	(5)	(7)
Net realized (gains) losses on investment securities, tax	1	(3)		(4)
Net pension and other postretirement benefit costs, tax	4	(6)	8	(12)
Virginia Electric and Power Company
Net deferred gain (losses) on derivative-hedging activities, tax	(2)	(8)	$ (1)	(15)
Changes in unrealized net gains (losses) on investment securities, tax	$ 1	$ 2		$ 4